REAL ESTATE PROPERTY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost:
Real estate property cost, beginning	$ 239,943	$ 226,482
Additions	(444)	13,461
Real estate property cost, ending	239,499	239,943
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	23,217	18,792
Depreciation charge for the year	3,933	4,425
Real estate property accumulated depreciation, ending	27,150	23,217
Real estate property, net:
Real estate property, net	212,349	216,726	$ 207,690
Land [Member]
Cost:
Real estate property cost, beginning	33,874	33,874
Additions
Real estate property cost, ending	33,874	33,874
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation charge for the year
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	33,874	33,874
Building [Member]
Cost:
Real estate property cost, beginning	188,774	186,829
Additions	2,056	1,945
Real estate property cost, ending	190,830	188,774
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	21,205	17,509
Depreciation charge for the year	3,931	3,696
Real estate property accumulated depreciation, ending	25,136	21,205
Real estate property, net:
Real estate property, net	165,694	167,569
Condominium Units [Member]
Cost:
Real estate property cost, beginning	20,705	20,455
Additions	708	250
Real estate property cost, ending	21,413	20,705
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	2,114	1,720
Depreciation charge for the year	392	394
Real estate property accumulated depreciation, ending	2,506	2,114
Real estate property, net:
Real estate property, net	18,907	18,591
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	(3,410)	(14,676)
Additions	(3,208)	11,266
Real estate property cost, ending	(6,618)	(3,410)
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	(102)	(437)
Depreciation charge for the year	(390)	335
Real estate property accumulated depreciation, ending	(492)	(102)
Real estate property, net:
Real estate property, net	$ (6,126)	$ (3,308)